Loans (Tables)	3 Months Ended
Jan. 31, 2021
Text block [abstract]
Summary of Allowance for Credit Losses
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2021 Jan. 31
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$51	$161	$151	$363
Originations net of repayments and other derecognitions	4	(6)	(4)	(6)
Changes in model	–	–	–	–
Net remeasurement (1)	(32)	7	22	(3)
Transfers (1)
– to 12-month ECL	33	(27)	(6)	–
– to lifetime ECL performing	(3)	10	(7)	–
– to lifetime ECL credit-impaired	–	(5)	5	–
Provision for (reversal of) credit losses (2)	2	(21)	10	(9)
Write-offs	–	–	(6)	(6)
Recoveries	–	–	1	1
Interest income on impaired loans	–	–	(4)	(4)
Foreign exchange and other	(1)	(4)	(4)	(9)
Balance at end of period	$52	$136	$148	$336
Personal
Balance at beginning of period	$204	$546	$113	$863
Originations net of repayments and other derecognitions	11	(15)	(2)	(6)
Changes in model	1	1	–	2
Net remeasurement (1)	(110)	84	61	35
Transfers (1)
– to 12-month ECL	87	(84)	(3)	–
– to lifetime ECL performing	(11)	16	(5)	–
– to lifetime ECL credit-impaired	–	(13)	13	–
Provision for (reversal of) credit losses (2)	(22)	(11)	64	31
Write-offs	–	–	(74)	(74)
Recoveries	–	–	17	17
Interest income on impaired loans	–	–	(1)	(1)
Foreign exchange and other	(1)	–	(1)	(2)
Balance at end of period	$181	$535	$118	$834
Credit card
Balance at beginning of period	$136	$572	$–	$708
Originations net of repayments and other derecognitions	(1)	(26)	–	(27)
Changes in model	–	–	–	–
Net remeasurement (1)	(88)	117	23	52
Transfers (1)
– to 12-month ECL	79	(79)	–	–
– to lifetime ECL performing	(10)	10	–	–
– to lifetime ECL credit-impaired	–	(20)	20	–
Provision for (reversal of) credit losses (2)	(20)	2	43	25
Write-offs	–	–	(70)	(70)
Recoveries	–	–	27	27
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$116	$574	$–	$690
Business and government
Balance at beginning of period	$453	$683	$652	$1,788
Originations net of repayments and other derecognitions	17	(23)	(5)	(11)
Changes in model	–	–	–	–
Net remeasurement (1)	(62)	55	118	111
Transfers (1)
– to 12-month ECL	81	(75)	(6)	–
– to lifetime ECL performing	(12)	14	(2)	–
– to lifetime ECL credit-impaired	(2)	(12)	14	–
Provision for (reversal of) credit losses (2)	22	(41)	119	100
Write-offs	–	–	(70)	(70)
Recoveries	–	–	3	3
Interest income on impaired loans	–	–	(6)	(6)
Foreign exchange and other	(13)	(19)	(12)	(44)
Balance at end of period	$462	$623	$686	$1,771
Total ECL allowance (3)	$811	$1,868	$952	$3,631
Comprises:
Loans	$724	$1,808	$952	$3,484
Undrawn credit facilities and other off-balance sheet exposures (4)	87	60	–	147
(1)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(2)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(3)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of
$16 million as at January 31, 2021 (October 31, 2020:

$

16

million; January
31, 2020: $2 million), $13 million of which was a stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (October 31, 2020:

$
14

million; January
31, 2020:

nil
). The ECL allowances for other financial
assets classified at amortized cost were immaterial as at January 31, 2021 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(4)	Included in Other liabilities on our interim consolidated balance sheet.
(5)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.

$ millions, as at or for the three months ended	2020 Oct. 31				2020 Jan. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (5)	Total
Residential mortgages
Balance at beginning of period	$48	$88	$165	$301	$28	$43	$140	$211
Originations net of repayments and other derecognitions	4	(4)	(3)	(3)	1	(3)	(5)	(7)
Changes in model	–	25	–	25	(1)	–	–	(1)
Net remeasurement (1)	(15)	58	5	48	(12)	7	22	17
Transfers (1)
– to 12-month ECL	22	(17)	(5)	–	12	(10)	(2)	–
– to lifetime ECL performing	(8)	14	(6)	–	(1)	5	(4)	–
– to lifetime ECL credit-impaired	–	(3)	3	–	–	(2)	2	–
Provision for (reversal of) credit losses (2)	3	73	(6)	70	(1)	(3)	13	9
Write-offs	–	–	(5)	(5)	–	–	(3)	(3)
Recoveries	–	–	2	2	–	–	1	1
Interest income on impaired loans	–	–	(5)	(5)	–	–	(5)	(5)
Foreign exchange and other	–	–	–	–	1	–	–	1
Balance at end of period	$51	$161	$151	$363	$28	$40	$146	$214
Personal
Balance at beginning of period	$169	$558	$131	$858	$174	$271	$128	$573
Originations net of repayments and other derecognitions	17	(13)	(2)	2	9	(13)	(3)	(7)
Changes in model	22	81	–	103	11	(7)	–	4
Net remeasurement (1)	(83)	(1)	37	(47)	(71)	90	64	83
Transfers (1)
– to 12-month ECL	114	(110)	(4)	–	67	(65)	(2)	–
– to lifetime ECL performing	(35)	42	(7)	–	(8)	11	(3)	–
– to lifetime ECL credit-impaired	–	(11)	11	–	–	(19)	19	–
Provision for (reversal of) credit losses (2)	35	(12)	35	58	8	(3)	75	80
Write-offs	–	–	(67)	(67)	–	–	(100)	(100)
Recoveries	–	–	16	16	–	–	20	20
Interest income on impaired loans	–	–	(1)	(1)	–	–	(1)	(1)
Foreign exchange and other	–	–	(1)	(1)	–	–	(1)	(1)
Balance at end of period	$204	$546	$113	$863	$182	$268	$121	$571
Credit card
Balance at beginning of period	$144	$566	$–	$710	$145	$340	$–	$485
Originations net of repayments and other derecognitions	–	(14)	–	(14)	–	(17)	–	(17)
Changes in model	–	–	–	–	13	5	–	18
Net remeasurement (1)	(97)	146	12	61	(77)	156	40	119
Transfers (1)
– to 12-month ECL	95	(95)	–	–	87	(87)	–	–
– to lifetime ECL performing	(6)	6	–	–	(9)	9	–	–
– to lifetime ECL credit-impaired	–	(37)	37	–	–	(58)	58	–
Provision for (reversal of) credit losses (2)	(8)	6	49	47	14	8	98	120
Write-offs	–	–	(77)	(77)	–	–	(126)	(126)
Recoveries	–	–	28	28	–	–	28	28
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	(1)	–	(1)
Balance at end of period	$136	$572	$–	$708	$159	$347	$–	$506
Business and government
Balance at beginning of period	$568	$558	$614	$1,740	$239	$158	$378	$775
Originations net of repayments and other derecognitions	12	(28)	(5)	(21)	7	(5)	(5)	(3)
Changes in model	–	–	–	–	–	4	(1)	3
Net remeasurement (1)	(140)	240	37	137	(29)	22	59	52
Transfers (1)
– to 12-month ECL	48	(45)	(3)	–	24	(22)	(2)	–
– to lifetime ECL performing	(15)	18	(3)	–	(11)	12	(1)	–
– to lifetime ECL credit-impaired	(17)	(57)	74	–	–	(8)	8	–
Provision for (reversal of) credit losses (2)	(112)	128	100	116	(9)	3	58	52
Write-offs	–	–	(54)	(54)	–	–	(40)	(40)
Recoveries	–	–	1	1	–	–	3	3
Interest income on impaired loans	–	–	(7)	(7)	–	–	(5)	(5)
Foreign exchange and other	(3)	(3)	(2)	(8)	1	2	(1)	2
Balance at end of period	$453	$683	$652	$1,788	$231	$163	$393	$787
Total ECL allowance (3)	$844	$1,962	$916	$3,722	$600	$818	$660	$2,078
Comprises:
Loans	$735	$1,891	$914	$3,540	$537	$753	$658	$1,948
Undrawn credit facilities and other off-balance sheet exposures (4)	109	71	2	182	63	65	2	130
See previous page for footnote references.

Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses

	Base case		Upside case		Downside case
As at January 31, 2021	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	4.0%	3.9%	6.0%	4.4%	2.5%	2.1%
United States	4.1%	3.2%	5.8%	4.5%	1.8%	1.9%
Unemployment rate
Canada (2)	7.8%	6.1%	7.3%	5.7%	8.6%	7.4%
United States	5.9%	4.1%	4.5%	3.4%	7.4%	5.8%
Canadian Housing Price Index growth (2)	1.5%	3.2%	12.2%	10.2%	(9.9)%	0.3%
S&P 500 Index growth rate	5.0%	5.0%	13.0%	10.8%	(5.5)%	(2.9)%
West Texas Intermediate Oil Price (US$)	$50	$55	$54	$62	$41	$46

	Base case		Upside case		Downside case
As at October 31, 2020	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	1.6%	3.8%	3.6%	4.6%	0.03%	2.0%
United States	1.7%	3.5%	3.0%	4.2%	(0.6)%	1.7%
Unemployment rate
Canada (2)	8.7%	6.7%	7.4%	5.9%	9.5%	8.4%
United States	7.4%	4.7%	5.1%	3.5%	9.2%	7.3%
Canadian Housing Price Index growth (2)	2.4%	3.0%	11.2%	10.4%	(6.9)%	(0.8)%
S&P 500 Index growth rate	5.6%	4.8%	11.2%	7.7%	(3.5)%	(5.3)%
West Texas Intermediate Oil Price (US$)	$42	$53	$51	$60	$34	$39
(1)	The remaining forecast period is generally two years.
(2)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades
Loans
(1)

$ millions, as at	2021 Jan. 31				2020 Oct. 31
	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Residential mortgages
– Exceptionally low	$150,641	$6	$–	$150,647	$146,139	$2	$–	$146,141
– Very low	47,164	1,670	–	48,834	45,678	1,166	–	46,844
– Low	12,311	5,609	–	17,920	12,491	6,042	–	18,533
– Medium	278	4,567	–	4,845	232	4,924	–	5,156
– High	1	1,021	–	1,022	–	1,054	–	1,054
– Default	–	–	620	620	–	–	654	654
– Not rated	1,814	727	165	2,706	1,810	818	155	2,783
Gross residential mortgages (3)(4)	212,209	13,600	785	226,594	206,350	14,006	809	221,165
ECL allowance	52	136	148	336	51	161	151	363
Net residential mortgages	212,157	13,464	637	226,258	206,299	13,845	658	220,802
Personal
– Exceptionally low	22,955	–	–	22,955	23,302	–	–	23,302
– Very low	1,644	150	–	1,794	1,618	157	–	1,775
– Low	8,919	2,354	–	11,273	8,662	2,497	–	11,159
– Medium	1,406	2,571	–	3,977	1,265	2,768	–	4,033
– High	303	816	–	1,119	331	769	–	1,100
– Default	–	–	150	150	–	–	140	140
– Not rated	523	136	44	703	513	159	41	713
Gross personal (4)	35,750	6,027	194	41,971	35,691	6,350	181	42,222
ECL allowance	159	530	118	807	179	540	113	832
Net personal	35,591	5,497	76	41,164	35,512	5,810	68	41,390
Credit card
– Exceptionally low	2,949	–	–	2,949	3,285	–	–	3,285
– Very low	1,341	–	–	1,341	1,388	–	–	1,388
– Low	2,244	–	–	2,244	2,340	–	–	2,340
– Medium	1,722	1,833	–	3,555	1,778	1,973	–	3,751
– High	–	477	–	477	–	472	–	472
– Default	–	–	–	–	–	–	–	–
– Not rated	143	–	–	143	135	18	–	153
Gross credit card	8,399	2,310	–	10,709	8,926	2,463	–	11,389
ECL allowance	106	553	–	659	125	542	–	667
Net credit card	8,293	1,757	–	10,050	8,801	1,921	–	10,722
Business and government (5)
– Investment grade	51,909	253	–	52,162	50,691	307	–	50,998
– Non-investment grade	81,511	5,654	–	87,165	80,471	7,319	–	87,790
– Watchlist	476	3,633	–	4,109	447	4,291	–	4,738
– Default	–	–	1,476	1,476	–	–	1,359	1,359
– Not rated	216	57	–	273	218	49	–	267
Gross business and government (3)(6)	134,112	9,597	1,476	145,185	131,827	11,966	1,359	145,152
ECL allowance	407	589	686	1,682	380	648	650	1,678
Net business and government	133,705	9,008	790	143,503	131,447	11,318	709	143,474
Total net amount of loans	$389,746	$29,726	$1,503	$420,975	$382,059	$32,894	$1,435	$416,388
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $20 million (October 31, 2020: $22 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of

$16 million were recognized as at January 31, 2021 (October 31, 2020: $16 million), $13 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (October 31, 2020: $14 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at January 31, 2021 and October 31, 2020. Financial assets other than loans that are classified as amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $26 million (October 31, 2020: $23 million) which were included in Other assets on our interim consolidated balance sheet.
(3)	Includes $42 million (October 31, 2020: $63 million) of residential mortgages and $ 23,277 million (October 31, 2020: $23,291 million) of business and government loans that are measured at FVTPL.
(4)
The int
e
rnal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(5)	Certain prior period amounts were restated.
(6)	Includes customers’ liability under acceptances of $10,322 million (October 31, 2020: $9,606 million).

Undrawn credit facilities and other
off-balance
sheet exposures

$ millions, as at				2021 Jan. 31				2020 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$127,758	$5	$–	$127,763	$124,690	$8	$–	$124,698
– Very low	7,233	139	–	7,372	6,632	137	–	6,769
– Low	8,720	316	–	9,036	8,703	416	–	9,119
– Medium	892	580	–	1,472	909	692	–	1,601
– High	64	439	–	503	263	503	–	766
– Default	–	–	25	25	–	–	28	28
– Not rated	400	19	–	419	411	23	–	434
Gross retail	145,067	1,498	25	146,590	141,608	1,779	28	143,415
ECL allowance	32	26	–	58	36	36	–	72
Net retail	145,035	1,472	25	146,532	141,572	1,743	28	143,343
Business and government (1)
– Investment grade	91,590	19	–	91,609	89,883	149	–	90,032
– Non-investment grade	57,993	3,029	–	61,022	55,910	3,679	–	59,589
– Watchlist	46	1,410	–	1,456	91	1,665	–	1,756
– Default	–	–	201	201	–	–	129	129
– Not rated	674	27	–	701	795	41	–	836
Gross business and government	150,303	4,485	201	154,989	14	5,534	129	152,342
ECL allowance	55	34	–	89	73	35	2	110
Net business and government	150,248	4,451	201	154,900	14	5,499	127	152,232
Total net undrawn credit facilities and other off-balance sheet exposures	$295,283	$5,923	$226	$301,432	$288,178	$7,242	$155	$295,575
(1)	Certain prior period amounts were restated.